Information by business segment and by geographic area - Provisionally priced commodities sales (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) kt $ / t
Iron ore
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change	(10.00%)
Iron ore | Accounts receivable
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	27,169
Provisional price | $ / t	150.6
Change	(10.00%)
Effect on Revenue | $	$ 409
Iron ore Pellets
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change	(10.00%)
Iron ore Pellets | Accounts receivable
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	418
Provisional price | $ / t	181.9
Change	(10.00%)
Effect on Revenue | $	$ 8
Copper
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change	(10.00%)
Copper | Accounts receivable
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	89
Provisional price | $ / t	9,723.4
Change	(10.00%)
Effect on Revenue | $	$ 86